                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO  RULE 24f-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.

1. Name and address of issuer:

               FRANK RUSSELL INVESTMENT COMPANY

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

               SEE ATTACHED EXHIBIT A

3. Investment Company Act File Number:  811-3153

Securities Act File Number:             2-71299

4(a).  Last day of fiscal year for which this Form is filed:

                               12/31/97

4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).   N/A

  Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).     [_]  Check box if this is the last time the issuer will be filing this Form.   N/A

5. Calculation of registration fee:

(i)           Aggregate sale price of securities
              sold during the fiscal year
              pursuant to section 24(f):                                                 $15,097,381,931
              (see attached Exhibit B)                                                  ----------------

(ii)          Aggregate price of securities
              redeemed or repurchased during the
              fiscal year (see Exhibit C)                                               ($12,598,631,071)
                                                                                        ----------------

(iii)         Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no
              earlier than October 11, 1995 that
              were not previously used to reduce
              registration fees payable to the
              Commission:                                                             $        0
                                                                                      -----------------

(iv)          Total available redemption credits
              [add Items 5(ii) and 5(iii)]:
                                                                                      $  12,598,631,071
                                                                                      -----------------
(v)           Net sales -- if Item 5(i) is
              greater than Item 5(iv) [subtract
              Item 5(iv) from Item 5(i)]:                                             $   2,498,750,860
                                                                                      -----------------
----------------------------------------------------------------------------
(vi)          Redemption credits available for
              use in future years -- if Item
              5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)                                     $(       0       )
                                                                                      -----------------
----------------------------------------------------------------------------

(vii)         Multiplier for determining
              registration fee (See Instruction
              C.8):                                                                   x         .000295
                                                                                      -----------------

(viii)        Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                                                  =$     737,131.50
                                                                                      =================

6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                              +$            0
                                              -----------------------------

7. Total amount of the registration fee due plus any interest due
   [Item 5(vii) plus Item 6]:
                                              =$            0
                                              -----------------------------

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 18, 1998

   Account Number:  0000352601

   Method of Delivery:

[X]  Wire transfer
[ ]  Mail or other means

                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Rick Chase
                          ------------------------------------------


                          Rick Chase, Assistant Treasurer
                          --------------------------------

Dated:  March 20, 1998
----------------------


          * Please print the name and title of the signing officer below the signature.

Equity I Fund

Equity II Fund

Equity III Fund

Equity Q Fund

International Fund

Emerging Markets Fund

Equity T Fund

Fixed Income I Fund

Fixed Income II Fund

Fixed Income III Fund

Money Market Fund

Diversified Equity Fund

Special Growth Fund

Equity Income Fund

Quantitative Equity Fund

International Securities Fund

Real Estate Securities Fund

Diversified Bond Fund

Volatility Constrained Fund

Multistrategy Bond Fund

Limited Volatility Tax Free Fund

U.S. Government Money Market Fund

Tax Free Money Market Fund

Equity Balanced Strategy Fund

Aggressive Strategy Fund

Balanced Strategy Fund

Moderate Strategy Fund

Conservative Strategy Fund



EXHIBIT B                                           AGGREGATE SALE PRICE                                           AGGREGATE PRICE
FUND                             NUMBER OF SHARES    OF SECURITIES SOLD  NUMBER OF SHARES    DOLLARS REINVESTED   OF SECURITIES SOLD
                                                           (A)                                      (B)                [(A)+(B)]
Equity I                             9,571,549     $    318,926,605.00       8403086       $   251,274,449.00   $   570,201,054.00
Equity II                            4,308,085     $    138,816,106.00       1960489       $    61,436,762.00   $   200,252,868.00
Equity III                           1,592,373     $     53,105,282.00       1960469       $    57,577,559.00   $   110,682,841.00
Equity Q                             8,963,097     $    322,888,554.00       5185592       $   181,290,822.00   $   504,179,376.00
Fixed I                             13,731,606     $    290,844,536.00       1875831       $    39,542,171.00   $   330,386,707.00
Fixed II                             7,036,585     $    129,605,569.00        641394       $    11,742,346.00   $   141,347,915.00
Fixed III                           16,294,869     $    168,283,128.00       2096517       $    21,580,122.00   $   189,863,250.00
International                       10,420,072     $    390,495,921.00       1995915       $    68,774,542.00   $   459,270,463.00
Emerging Markets                    14,335,518     $    190,158,016.00        247790       $     3,101,136.00   $   193,259,152.00
Equity T                             6,151,525     $     77,842,503.00         32047       $       433,594.00   $    78,276,097.00
Money Market                     8,643,687,722     $  8,643,687,722.00       1300153       $     1,300,153.00   $ 8,644,987,875.00
Diversified Equity                   8,152,332     $    378,954,046.00       3725976       $   158,438,826.00   $   537,392,872.00
Special Growth (Class S)             4,899,155     $    218,414,199.00       1184723       $    51,369,028.00   $   269,783,227.00
Special Growth (Class C)                52,918     $      2,414,652.00             2       $            99.00   $     2,414,751.00
Equity Income (Class S)              1,660,711     $     73,122,240.00        911814       $    36,860,520.00   $   109,982,760.00
Equity Income (Class C)                 11,673     $        500,212.00             4       $           178.00   $       500,390.00
Quantitative Equity (Class S)        9,083,437     $    338,710,044.00       3377852       $   119,025,818.00   $   457,735,862.00
Quantitative Equity (Class C)           57,845     $      2,137,628.00             3       $           102.00   $     2,137,730.00
Diversified Bond (Class S)          12,348,179     $    285,135,050.00       1005608       $    23,212,199.00   $   308,347,249.00
Diversified Bond (Class C)              71,904     $      1,676,993.00             1       $            14.00   $     1,677,007.00
Volatility Constrained Bond          4,531,595     $     86,344,318.00        318828       $     6,058,602.00   $    92,402,920.00
Multistrategy Bond                  19,095,215     $    195,040,097.00       2374545       $    24,254,657.00   $   219,294,754.00
International Securities (Class S)   5,602,508     $    329,786,927.00        778773       $    42,316,642.00   $   372,103,569.00
International Securities (Class C)      15,385     $        911,652.00             1       $            48.00   $       911,700.00
Limited Volatility Tax Free          2,531,242     $     53,259,367.00        103927       $     2,187,639.00   $    55,447,006.00
Real Estate Securities (Class S)     7,684,555     $    230,371,098.00       1795828       $    53,609,701.00   $   283,980,799.00
Real Estate Securities (Class C)        10,282     $        312,091.00             2       $            56.00   $       312,147.00
U.S. Gov't Money Market            667,733,205     $    667,733,205.00       9531602       $     9,531,602.00   $   677,264,807.00
Tax Free Money Market              267,746,557     $    267,746,557.00       1922212       $     1,922,212.00   $   269,668,769.00
Equity Balanced Strategy               313,780     $      3,028,465.00         27548       $       244,906.00   $     3,273,371.00
Aggressive Strategy                    552,414     $      5,431,416.00         35751       $       329,624.00   $     5,761,040.00
Balanced Strategy                      358,855     $      3,571,839.00         19490       $       185,934.00   $     3,757,773.00
Moderate Strategy                       39,036     $        387,800.00          1213       $        11,694.00   $       399,494.00
Conservative Strategy                    2,231     $         22,309.00            58       $           573.00   $        22,882.00

                                 9,748,648,015     $ 13,869,767,601.00      52815044       $ 1,227,614,330.00   $15,097,381,931.00

EXHIBIT C


FUND                                                         NUMBER OF SHARES                   AGGREGATE PRICE OF
                                                                                               SECURITIES REDEEMED

Equity I                                                         (12,432,666)                         (416,468,295)
Equity II                                                         (3,821,843)                         (128,686,967)
Equity III                                                        (2,899,570)                          (93,209,130)
Equity Q                                                         (11,469,089)                         (424,121,094)
Fixed I                                                          (10,089,965)                         (213,616,474)
Fixed II                                                          (7,319,010)                         (135,131,042)
Fixed III                                                        (10,407,483)                         (107,669,883)
International                                                     (9,560,991)                         (360,640,598)
Emerging Markets                                                  (8,321,103)                         (108,152,054)
Equity T                                                            (165,626)                           (2,158,852)
Money Market                                                  (8,215,637,309)                       (8,215,637,309)
Diversified Equity                                                (4,803,561)                         (223,677,073)
Special Growth (Class S)                                          (3,197,051)                         (141,074,274)
Special Growth (Class C)                                              (5,846)                             (276,164)
Equity Income (Class S)                                           (1,899,152)                          (84,411,404)
Equity Income (Class C)                                               (6,565)                             (288,276)
Quantitative Equity (Class S)                                     (3,446,417)                         (203,662,362)
Quantitative Equity (Class C)                                         (3,888)                             (155,726)
Diversified Bond (Class S)                                        (8,175,529)                         (188,567,724)
Diversified Bond (Class C)                                           (11,128)                             (260,391)
Volatility Constrained Bond                                       (4,334,448)                          (82,601,508)
Multistrategy Bond                                                (9,058,823)                          (92,355,378)
International Securities (Class S)                                (3,744,190)                         (219,850,134)
International Securities (Class C)                                    (2,782)                             (161,903)
Limited Volatility Tax Free                                       (1,870,802)                          (39,334,693)
Real Estate Securities (Class S)                                  (4,804,495)                         (145,560,311)
Real Estate Securities (Class C)                                      (1,234)                              (38,088)
U.S. Gov't Money Market                                         (729,577,537)                         (729,577,537)
Tax Free Money Market                                           (241,151,219)                         (241,151,219)
Equity Balanced Strategy                                              (3,196)                              (30,112)
Aggressive Strategy                                                   (7,701)                              (75,895)
Balanced Strategy                                                     (2,777)                              (27,476)
Moderate Strategy                                                       (175)                               (1,727)
Conservative Strategy                                                     --                                    --

                                                              (9,310,233,171)                      (12,598,631,071)